ORCHARD SERIES FUND
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111


March 5, 2003



VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  200549

Re: Orchard Series Fund  Certification Pursuant to Rule 497(j) of the Securities
    ----------------------------------------------------------------------------
    Act of 1933 File Nos. 333-09217 and 811-07735
    ----------------------------------------------

Ladies and Gentlemen:

In lieu of filing the form of prospectus and Statement of Additional Information for Orchard Series Fund (the "Fund") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 14 to the Fund's registration statement on Form N-1A, the most recent amendment to the Fund's registration statement; and

(2) the text of Post-Effective Amendment No. 14 to the Fund's registration statement on Form N-1A, the most recent amendment to the Fund's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission on February 28, 2003.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (303) 737-3838.

Orchard Series Fund
 (Registrant)

By: /s/ Gregg H. Lehman

Gregg H. Lehman
Senior Associate Counsel
Orchard Series Fund